CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 76,472	$ 79,888
Accounts receivable, net	28,225	25,726
Due from affiliate companies	150	0
Note receivable, current portion	174	318
Prepaid expenses and other current assets	17,512	6,183
Inventories	4,575	8,257
Total current assets	127,108	120,372
Deposits for vessels, port terminals and other fixed assets	0	36,849
Vessels, port terminals and other fixed assets, net	559,587	529,009
Intangible assets other than goodwill, net	57,284	60,008
Goodwill	104,096	104,096
Deferred drydock and special survey costs, net	11,156	16,412
Note receivable, net of current portion	428	500
Other long-term assets	3,644	769
Total noncurrent assets	736,195	747,643
Total assets	863,303	868,015
Current liabilities
Accounts payable	17,086	22,273
Due to affiliate companies	0	265
Accrued expenses	16,982	18,350
Deferred income	4,763	5,740
Notes payable—current portion	4,781	4,711
Current portion of long-term debt	9,797	5,254
Total current liabilities	53,409	56,593
Senior notes, net	370,424	369,260
Notes payable, net of current portion	22,094	26,398
Long-term debt, net of current portion	123,090	127,123
Income tax payable	205	466
Deferred tax liability	7,177	7,765
Other long-term liabilities	767	1,135
Total noncurrent liabilities	523,757	532,147
Total liabilities	577,166	588,740
Commitments and contingencies
STOCKHOLDERS' EQUITY
Common stock—$1.00 par value: 50,000,000 authorized shares; 20,000 shares issued and outstanding in 2018 and 2017	20	20
Additional paid-in capital	233,441	233,441
Retained earnings	52,676	45,814
Total stockholders’ equity	286,137	279,275
Total liabilities and stockholders’ equity	$ 863,303	$ 868,015